OTHER EQUITY AND RESERVES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Balance	$ 0	$ 4,777
Share-based payments expenses	0	8,134
Treasury shares issued to employees under the Forfeitable Share Plan	0	(12,911)
Balance	$ 0	$ 0